Fees Summary	Aug. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 56,040,000
Previously Paid Amount	0
Total Fee Amount	8,579.72
Total Offset Amount	0
Net Fee	$ 8,579.72